CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		5 Months Ended	6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses		$ 54,039	$ 0	$ 1,000	$ 404,944
Loss from operations		(54,039)	0	(1,000)	(404,944)
Other income (expense):
Interest earned on marketable securities held in Trust Account		4,838	0	0	4,880
Unrealized gain on marketable securities held in Trust Account		3,447	0	0	108,270
Change in fair value of warrant liability		(4,043,220)	0	0	10,889,804
Total other income (expense), net		(4,034,935)	0	0	11,002,954
Net (loss) income		$ (4,088,974)	$ 0	$ (1,000)	$ 10,598,010
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		24,493,884	0	0	23,768,307
Basic and diluted net income per share, Class A Common stock subject to possible redemption		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	[1]	10,006,116	6,000,000	6,000,000	10,731,693
Basic and diluted net income (loss) per share, Non-redeemable common stock		$ (0.41)	$ 0.00	$ 0.00	$ 0.99

[1]	The 2020 periods presented, excludes an aggregate of up to 900,000 shares that was subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.